Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2013